Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2016
Related Party Transaction [Line Items]
Operating Costs and Expenses	$ 184,233	$ 208,601	$ 209,131
Strategic and administrative service fees	(30,775)	(31,422)	(32,918)
Technical management fee
Related Party Transaction [Line Items]
Operating Costs and Expenses	992	1,202	10,400
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	(402)	(185)	(679)
LNG terminal services
Related Party Transaction [Line Items]
Revenue from Related Parties	0	1,979	1,689
Technical management fee revenue
Related Party Transaction [Line Items]
Revenue from Related Parties	677	765	13,811
Service revenue
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 22	$ 320	$ 1,019
Teekay LNG Operating LLC | Bahrain LNG W.I.L.
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling owners				30.00%